Financial Risk Management and Financial Instruments - Summary of Financial Instruments (Detail) - SEK (kr) kr in Billions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Assets at fair value through profit or loss	kr 21.6	kr 23.5
Loans and receivables	75.6	78.9
Available-for-sale	26.7	8.8
Financial liabilities at amortized cost	(59.3)	(52.0)
Total	64.6	kr 59.2
Customer finance [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables	3.9
Total	3.9
Trade receivables [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables	63.2
Total	63.2
Interest bearing securities, non-current [member]
Disclosure of detailed information about financial instruments [line items]
Assets at fair value through profit or loss	6.1
Loans and receivables	0.3
Available-for-sale	25.4
Total	31.8
Cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Assets at fair value through profit or loss	14.3
Loans and receivables	3.2
Total	17.5
Borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	(33.0)
Total	(33.0)
Trade payables [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	(26.3)
Total	(26.3)
Other financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Assets at fair value through profit or loss	0.9
Loans and receivables	5.0
Available-for-sale	1.3
Total	7.2
Other Current Receivables [member]
Disclosure of detailed information about financial instruments [line items]
Assets at fair value through profit or loss	1.2
Total	1.2
Other current liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Assets at fair value through profit or loss	(0.9)
Total	kr (0.9)